Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
NOTE 14:-	SUBSEQUENT EVENTS
On January 2019 the Company’s shareholders approved the sale of 545,454 Ordinary Shares to DBSI at a price per share of $2.75, approximately $1.5 million in the aggregate.